Performance Management - Foundry Partners Small Cap Value Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns for the one-year, five-year and ten-year periods compare over time to those of a broad-based securities market index and a style-specific secondary index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Performance of Institutional Class shares will differ from that of Investor Class shares due to, among other things, differences in fees and expenses.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns for the one-year, five-year and ten-year periods compare over time to those of a broad-based securities market index and a style-specific secondary index.
Bar Chart [Heading]	Year-by-Year Annual Total Return of the Fund – Investor Class (for the periods ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2020, 27.36% Worst Quarter: 1st Quarter, 2020, (36.62)%
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(36.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	10 Years
Investor Class Return Before Taxes	3.82%	8.42%	7.23%
Investor Class Return After Taxes on Distributions	(1.77%)	5.11%	4.82%
Investor Class Return After Taxes on Distributions and Sale of Portfolio Shares	5.30%	5.98%	5.25%
Institutional Class Return Before Taxes	4.08%	8.68%	7.50%
Russell 3000® Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Value Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%

[1]	The primary benchmark was changed from the Russell 2000® Value Total Return Index to the Russell 3000® Total Return Index because the latter is a broader-based market index. The Russell 2000® Value Total Return Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class only. After-tax returns for Institutional Class will vary.
Performance Table Closing [Text Block]

After-tax returns are shown for the Investor Class only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)247-1014. Performance data current to the most recent quarter end may be obtained on the Fund’s website at www.foundrypartnersllc.com

Performance Availability Website Address [Text]	www.foundrypartnersllc.com
Performance Availability Phone [Text]	(800)247-1014